Fair Value Measurements (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$38,672	$38,672	$—	$—
Total assets	$38,672	$38,672	$—	$—
Liabilities:
Warrant liabilities	$5,352	$—	$—	$5,352
Contingent value right liability	$397,900	$—	$—	$397,900
Total liabilities	$403,252	$—	$—	$403,252
	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$41,161	$41,161	$—	$—
Total assets	$41,161	$41,161	$—	$—
Liabilities:
Warrant liabilities	$6,394	$—	$—	$6,394
Contingent value right liability	$358,600	$—	$—	$358,600
Forward contract liabilities	$28,307	$—	$28,307	$—
Total liabilities	$393,301	$—	$28,307	$364,994

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$41,161	$41,161	$—	$—
Total assets	$41,161	$41,161	$—	$—

Liabilities:
Warrant liabilities	$6,394	$—	$—	$6,394
Contingent value right liability	358,600	—	—	358,600
Forward contract liabilities	28,307	—	28,307	—
Total liabilities	$393,301	$—	$28,307	$364,994

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds (included in cash equivalents)	$53,552	$53,552	$—	$—
Marketable securities:
U.S. government agency securities and treasuries	13,557	—	13,557	—
Corporate bonds	1,951	—	1,951	—
Commercial paper	12,656	—	12,656	—
Total assets	$81,716	$53,552	$28,164	$—

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liabilities	$19,140	$—	$—	$19,140
Total liabilities	$19,140	$—	$—	$19,140

Schedule of Cash and Cash Equivalents	The Company’s consolidated statements of cash flows include the following as of March 31, 2024 and 2023 (in thousands):

	March 31,
	2024	2023
Cash and cash equivalents	$103,418	$125,925
Short-term restricted cash	—	289
Long-term restricted cash	1,377	1,311
Total cash, cash equivalents, and restricted cash	$104,795	$127,525
The Company’s consolidated statement of cash flows includes the following as of December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
Cash and cash equivalents	$76,911	$106,438	$114,057
Short-term restricted cash	—	289	—
Long-term restricted cash	1,377	1,311	1,379
Total cash, cash equivalents, and restricted cash	$78,288	$108,038	$115,436

Schedule of Restricted Cash and Cash Equivalents	The Company’s consolidated statements of cash flows include the following as of March 31, 2024 and 2023 (in thousands):

	March 31,
	2024	2023
Cash and cash equivalents	$103,418	$125,925
Short-term restricted cash	—	289
Long-term restricted cash	1,377	1,311
Total cash, cash equivalents, and restricted cash	$104,795	$127,525
The Company’s consolidated statement of cash flows includes the following as of December 31, 2023, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
Cash and cash equivalents	$76,911	$106,438	$114,057
Short-term restricted cash	—	289	—
Long-term restricted cash	1,377	1,311	1,379
Total cash, cash equivalents, and restricted cash	$78,288	$108,038	$115,436

Schedule of Fair Value Measurement Inputs and Valuation Techniques
A summary of the Black-Scholes pricing model assumptions used to record the fair value of the 2019 Warrants liability is as follows:

	March 31, 2024	December 31, 2023
Risk-free interest rate	5.38%	4.79%
Dividend yield	—	—
Expected life (in years)	0.73	0.98
Expected volatility	96.03%	83.67%
A summary of the Black-Scholes pricing model assumptions used to record the fair value of the 2022 Warrants liability is as follows:

	March 31, 2024	December 31, 2023
Risk-free interest rate	4.40%	4.01%
Dividend yield	—	—
Expected life (in years)	3.03	3.28
Expected volatility	82.72%	84.09%
The significant inputs used to estimate the fair value of the CVR liability, which represented a financial instrument being accounted for under the fair value option, were as follows:

March 31, 2024
Estimated cash flow dates	2024-2038
Estimated probability of success	95.0%
Expected volatility of future revenues	25.0%

December 31, 2023
Estimated cash flow dates	2024 - 2038
Estimated probability of success	95.0%
Risk-adjusted discount rate	13.7%

A summary of the Black-Scholes pricing model assumptions used to record the fair value of the 2019 Warrants liability is as follows:

	December 31,
	2023	2022
Risk-free interest rate	4.79%	4.74%
Dividend yield	—	—
Expected life (in years)	0.98	1.98
Expected volatility	83.67%	79.92%
A summary of the Black-Scholes valuation model assumptions used to record the fair value of the 2022 Warrants liability is as follows:

	December 31,
	2023	2022
Risk-free interest rate	4.01%	4.22%
Dividend yield	—	—
Expected life (in years)	3.28	4.28
Expected volatility	84.09%	98.05%
The significant inputs used to estimate the fair value of the CVR liability, which represented a financial instrument being accounted for under the fair value option, were as follows:

	December 31, 2023	At Issuance November 13, 2023
Estimated cash flow dates	2024 - 2038	2024 - 2038
Estimated probability of success	95.0%	95.0%
Risk-adjusted discount rate	13.7%	14.4%

Schedule of Changes in the Warrant Liabilities
The following table reflects a roll-forward of fair value for the Company’s Level 3 warrant liabilities (see Note 11 to these unaudited consolidated financial statements) for the three months ended March 31, 2024 (in thousands):

Warrant liabilities
Fair value as of December 31, 2023	$6,394
Change in fair value	(1,042)
Fair value as of March 31, 2024	$5,352
The following table reflects a roll-forward of fair value for the Company's Level 3 CVR liability for the three months ended March 31, 2024 (in thousands):

CVR liability
Fair value as of December 31, 2023	$358,600
Change in fair value	39,300
Fair value as of March 31, 2024	$397,900

The following table reflects a roll-forward of fair value for the Company’s Level 3 warrant liabilities (see Note 12), for the year ended December 31, 2023 (in thousands):

Warrant liabilities
Fair value as of December 31, 2022	$19,140
Change in fair value	(12,746)
Fair value as of December 31, 2023	$6,394
The following table reflects a roll-forward of fair value for the Company's Level 3 CVR liability for the year ended December 31, 2023 (in thousands):

CVR liability
Fair value as of December 31, 2022	$—
Issuances	340,300
Change in fair value	18,300
Fair value as of December 31, 2023	$358,600
The following table presents changes in the forward contract liabilities for the periods presented (in thousands):

Forward contract liabilities
Fair value as of December 31, 2022	$—
Issuances	155,308
Settlements	(276,601)
Change in fair value	149,600
Fair value as of December 31, 2023	$28,307